PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

	December 31
	2021	2022

Cost:
Laboratory equipment	$3,588	$3,688
Office equipment and furniture	265	265
Computers and software	357	428
Leasehold improvements	1,993	1,993
	6,203	6,374
Less:
Accumulated depreciation and amortization	(5,152)	(5,714)
Property and equipment, net	$1,051	$660

Depreciation and amortization expense totaled $946, $880 and $562 for the years ended December 31, 2020, 2021 and 2022, respectively.